Real Estate	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Real Estate [Abstract]
Real Estate	Real Estate
The Company's real estate held for investment was as follows. Real estate held for sale is presented in Note 7.

(In thousands)	March 31, 2019	December 31, 2018
Land	$1,374,384	$1,443,250
Buildings and improvements	9,357,543	9,442,443
Tenant improvements	96,527	96,740
Furniture, fixtures and equipment	398,918	389,969
Construction in progress	162,692	123,002
	11,390,064	11,495,404
Less: Accumulated depreciation	(755,351)	(669,394)
Real estate assets, net	$10,634,713	$10,826,010

Real Estate Sales
Results from sales of real estate, including discontinued operations, were as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Proceeds from sales of real estate	$294,667	$112,562
Gain on sale of real estate	52,301	18,444

Real Estate Acquisitions
The following table summarizes the Company's real estate acquisitions, excluding real estate acquired as part of business combinations. Light industrial properties acquired, as presented below, form part of the industrial segment which is classified as held for sale.

($ in thousands)				Purchase Price Allocation (1)
Acquisition Date	Property Type and Location	Number of Buildings	Purchase Price (1)	Land	Building and Improvements	Lease Intangible Assets	Lease Intangible Liabilities
Three Months Ended March 31, 2019
Asset Acquisitions(2)
February	Bulk Industrial—Various in U.S.	6	$373,182	$49,446	$296,348	$27,553	$(165)
Various	Light industrial—Various in U.S.(3)	47	789,486	144,250	612,582	35,519	(2,865)
			$1,162,668	$193,696	$908,930	$63,072	$(3,030)
Year Ended Ended December 31, 2018
Asset Acquisitions
September	Healthcare—United Kingdom(4)	1	$24,444	$10,231	$12,733	$1,480	$—
November	Office and Industrial—France	220	478,844	109,858	330,752	38,234	—
Various	Light industrial—Various in U.S.(3)	40	569,442	111,194	433,040	30,183	(4,975)
			$1,072,730	$231,283	$776,525	$69,897	$(4,975)
__________

(1)	Dollar amounts of purchase price and allocation to assets acquired and liabilities assumed are translated using foreign exchange rates as of the respective dates of acquisition, where applicable.

(2)
Useful life of real estate acquired in 2019 is 37 to 49 years for buildings, 12 to 14 years for site improvements, 4 to 11 years for tenant improvements and 1 to 15 years for lease intangibles (based on remaining lease terms).

(3)	Includes acquisition of land totaling $5.8 million in the three months ended March 31, 2019 and $13.1 million in the year ended December 31, 2018 for co-development with operating partners.

(4)	Net leased senior housing acquired pursuant to a purchase option under the Company's development facility to the healthcare operator at a purchase price equivalent to the outstanding loan balance.
Depreciation and Impairment
Depreciation expense on real estate, excluding amounts related to discontinued operations (Note 15), was $93.3 million and $95.9 million for the three months ended March 31, 2019 and 2018, respectively.
Refer to Note 11 for discussion of impairment on real estate.
Property Operating Income
Property operating income presented below excludes amounts related to discontinued operations (Note 15). For the three months ended March 31, 2018, property operating income was composed of $203.1 million of total lease revenue and $284.0 million of hotel operating income. For the three months ended March 31, 2019, the components of property operating income were as follows.

(In thousands)	Three Months Ended March 31, 2019
Lease revenue:
Fixed lease revenue	$170,414
Variable lease revenue	16,349
186,763
Hotel operating income	272,135
$458,898

Future Fixed Lease Revenue
At March 31, 2019, future fixed lease revenue under noncancelable operating leases for real estate held for investment were as follows:

Year Ending December 31,	(In thousands)
Remaining 2019	$226,720
2020	292,061
2021	271,887
2022	262,184
2023	250,674
2024 and thereafter	956,614
Total	$2,260,140
__________

(1)	Excludes future contractual minimum lease payments for real estate in the industrial segment that is held for sale totaling $1.3 million.
At December 31, 2018, future contractual minimum lease payments to be received under noncancelable operating leases for real estate held for investment were as follows:

Year Ending December 31,	(In thousands)
2019	$293,906
2020	285,051
2021	265,612
2022	254,881
2023	242,151
2024 and thereafter	961,591
Total	$2,303,192

__________

(1)	Excludes future contractual minimum lease payments for real estate in the industrial segment that is held for sale totaling $0.9 million.
Commitments and Contractual Obligations
Purchase Commitments—At March 31, 2019, the Company had funded aggregate deposits of $14.4 million with remaining unfunded purchase commitments totaling $363.5 million for the acquisition of 39 light industrial buildings in the industrial segment, of which eight are under construction. These are real estate acquisitions in the industrial segment and will be classified as held for sale upon closing.
Guarantee Agreements—In July 2017, the Company and certain investment vehicles managed by the Company took control of a portfolio of limited service hotels, primarily located across the Southwest and Midwest U.S. (the "THL Hotel Portfolio") through a consensual foreclosure following maturity default by the borrower on the junior mezzanine loan owned by the Company. In connection with the foreclosure, the Company entered into guarantee agreements with various hotel franchisors, pursuant to which the Company guaranteed the payment of its obligations as a franchisee, including payments of franchise fees and marketing fees for the term of the agreements, which expire between 2027 and 2032. In the event of default or termination of the franchise agreements, the Company is liable for liquidated damages not to exceed $75 million. The Company had similar provisions related to its core hotel portfolio in the hospitality segment, but has met the required minimum payments under the respective franchise agreements and no longer has an obligation to the franchisors.	Real Estate
As discussed in Note 4, upon closing of the Combination on January 31, 2018, the Company contributed its interests in the CLNY Investment Entities to Colony Credit and deconsolidated these entities, including $219.7 million of primarily net lease properties.
The Company's real estate held for investment was as follows. Real estate held for sale is presented in Note 10.

(In thousands)	December 31, 2018	December 31, 2017
Land	$1,443,250	$1,584,524
Buildings and improvements	9,442,443	10,258,055
Tenant improvements	96,740	80,071
Furniture, fixtures and equipment	389,969	383,855
Construction in progress	123,002	94,111
	11,495,404	12,400,616
Less: Accumulated depreciation	(669,394)	(387,449)
Real estate assets, net	$10,826,010	$12,013,167

Real Estate Sales
Results from sales of real estate, including discontinued operations, were as follows:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Proceeds from sales of real estate	$864,347	$1,607,806	$390,943
Gain on sale of real estate	167,231	135,262	73,616

Real Estate Acquisitions
The following table summarizes the Company's real estate acquisitions, excluding real estate acquired as part of business combinations discussed in Note 3. Light industrial properties acquired, as presented below, form part of the industrial segment which is classified as held for sale.

($ in thousands)				Purchase Price Allocation (1)
Acquisition Date	Property Type and Location	Number of Buildings	Purchase Price (1)	Land and Improvements	Building and Improvements	Lease Intangible Assets	Lease Intangible Liabilities
Year Ended December 31, 2018
Asset Acquisitions(2)
September	Healthcare—United Kingdom(3)	1	$24,444	$10,506	$12,458	$1,480	$—
November	Office and Industrial—France	220	478,844	125,949	314,661	38,234	—
Various	Industrial—Various in U.S.(4)	40	569,442	131,334	412,900	30,183	(4,975)
			$1,072,730	$267,789	$740,019	$69,897	$(4,975)
Year Ended December 31, 2017
Asset Acquisitions
January	Industrial—Spain	2	$10,374	$3,855	$5,564	$955	$—
June	Office—Los Angeles, CA (5)	1	455,699	93,577	314,590	50,518	(2,986)
Various	Industrial—Various in U.S.	55	636,690	137,005	472,747	31,512	(4,574)
			$1,102,763	$234,437	$792,901	$82,985	$(7,560)

($ in thousands)				Purchase Price Allocation (1)
Acquisition Date	Property Type and Location	Number of Buildings	Purchase Price (1)	Land and Improvements	Building and Improvements	Lease Intangible Assets	Lease Intangible Liabilities
Year Ended December 31, 2016
Business Combinations (6)
January	Industrial—Spain	23	$94,403	$33,265	$56,585	$5,318	$(765)
April	Industrial—Massachusetts, U.S.	1	34,900	5,235	27,731	1,934	—
May	Office—France	1	18,203	14,150	3,815	388	(150)
Various	Industrial—Various in U.S.	18	201,635	36,974	151,689	16,063	(3,091)
Asset Acquisitions
Various	Industrial—Various in U.S.	12	113,200	20,749	84,724	8,398	(671)
			$462,341	$110,373	$324,544	$32,101	$(4,677)
__________

(1)	Dollar amounts of purchase price and allocation to assets acquired and liabilities assumed are translated using foreign exchange rates as of the respective dates of acquisition, where applicable.

(2)
Useful life of real estate acquired in 2018 is 5 to 51 years for buildings, 6 to 14 years for site improvements and 4 months (based on remaining lease terms) to 10 years for both tenant improvements and lease intangibles.

(3)	Net leased senior housing acquired pursuant to a purchase option under the Company's development facility to the healthcare operator at a purchase price equivalent to the outstanding loan balance.

(4)	Includes acquisition of $13.1 million of land for co-development with operating partners.

(5)
In September 2017, 90% of equity in the property holding entity was syndicated to third party investors. The new equity partners were granted certain participation rights in the business, resulting in a deconsolidation of the investment. The interest retained by the Company is reflected as an equity method investment.

(6)	Prior to adoption of the new definition of a business effective October 1, 2016, real estate acquisitions with existing leases generally met the definition of a business combination.
Depreciation and Impairment
Depreciation expense on real estate, excluding amounts related to discontinued operations (Note 18), was $374.7 million, $372.9 million and $43.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Refer to Note 14 for discussion of impairment on real estate.
Property Operating Income
The components of property operating income, excluding amounts related to discontinued operations (Note 18), were as follows:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Rental income	$410,368	$492,570	$129,542
Tenant reimbursements	69,995	77,373	17,849
Resident fee income (1)	275,911	286,818	—
Hotel operating income	1,204,285	1,016,294	29,021
	$1,960,559	$1,873,055	$176,412
__________

(1)
Healthcare properties that operate through management agreements with independent third-party operators through structures permitted by the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”) allow us, through a TRS, to have direct exposure to resident fee income and incur customary related operating expenses.

Future Minimum Rents
The Company has operating leases with tenants that expire at various dates through 2061. Future contractual minimum rental payments to be received under noncancelable operating leases for real estate held for investment as of December 31, 2018 are as follows.

Year Ending December 31,	(In thousands)
2019	$293,906
2020	285,051
2021	265,612
2022	254,881
2023	242,151
2024 and thereafter	961,591
Total (1)	$2,303,192
__________

(1)	Excludes future contractual minimum lease payments for real estate in the industrial segment that is held for sale totaling $894.4 million.
Commitments and Contractual Obligations
Purchase Commitments—At December 31, 2018, the Company had funded aggregate deposits of $6.1 million with remaining unfunded purchase commitments totaling $1.3 billion for the acquisition of 61 buildings in the industrial segment, of which four are under construction. These are real estate acquisitions in the industrial segment and will be classified as held for sale upon closing. The Company also funded a deposit of $25.1 million with remaining unfunded purchase commitment of $0.3 billion for the acquisition of a distressed hotel operator and its portfolio of six hotels in France alongside the Company's sponsored credit fund.
Guarantee Agreements—In connection with the THL Hotel Portfolio, the Company entered into guarantee agreements with various hotel franchisors, pursuant to which the Company guaranteed the payment of its obligations as a franchisee, including payments of franchise fees and marketing fees for the term of the agreements, which expire between 2027 and 2032. In the event of default or termination of the franchise agreements, the Company is liable for liquidated damages not to exceed $81 million. The Company had similar provisions related to its core hotel portfolio in the hospitality segment, but has met the required minimum payments under the respective franchise agreements and no longer has an obligation to the franchisors.
Ground Lease Obligation—In connection with real estate acquisitions, the Company assumed certain noncancelable operating ground leases as lessee or sublessee. Rents on certain ground leases are paid directly by the tenants or operators. Ground rent expense, including contingent rent, presented within property operating expense from continuing operations, was $8.1 million, $6.6 million and $0.3 million for the years ended December 31, 2018, 2017 and 2016, respectively.
At December 31, 2018, future minimum rental payments on noncancelable ground leases, excluding any contingent rent payments, on real estate held for investment were as follows.

Year Ending December 31,	(In thousands)
2019	$5,149
2020	5,217
2021	5,386
2022	5,776
2023	5,720
2024 and thereafter	87,150
Total	$114,398